Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2018
Standards Issued But Not Yet Effective Tables Abstract
Schedule of standards issued
Effective for accounting periods beginning on or after
Interpretation 23 Uncertainty over Income Tax Treatments	January 1, 2019
Annual Improvements to IFRS Standards 2015-2017 Cycle	January 1, 2019
IFRS 16 Leases	January 1, 2019